PUTNAM GLOBAL GROWTH FUND

                 Prospectus Supplement dated April 7, 1997
                  to Prospectuses dated February 28, 1997

The following officers of Putnam Investment Management, Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                      Business experience
                         Year         (at least 5 years)
                         -------      -------------------------
Anthony W. Regan         1987         Employed as an investment
Senior Managing Director              professional by Putnam
                                      Management since 1987.

Carol C. McMullen        1995         Employed as an investment
Managing Director                     professional by Putnam
                                      Management since June,
                                      1995.  Prior to June,
                                      1995, Ms. McMullen was
                                      a Senior Vice President
                                      at Baring Asset
                                      Management.

Robert Swift             1996         Employed as an investment
Senior Vice President                 professional by Putnam
                                      since August, 1995.
                                      Prior to August, 1995,
                                      Mr. Swift was Director
                                      and Senior Portfolio
                                      Manager at IAI
                                      International/Hill Samuel
                                      Investment Advisors.

Ami T. Kuan              1996         Employed as an investment
Vice President                        professional by Putnam
                                      Managment since April,
                                      1993.  Prior to April,
                                      1993, Ms. Kuan attended
                                      Alfred P. Sloan School of
                                      Management, Massachusetts
                                      Institute of Technology.

C. Kim Goodwin           1996         Employed as an investment
Senior Vice President                 professional by Putnam
                                      Management since May,
                                      1996.  Prior to May,
                                      1996, Ms. Goodwin was
                                      Vice President at
                                      Prudential Mutual Fund
                                      Investment Management.
                                      Prior to February, 1993,
                                      Ms. Goodwin was Assistant
                                      Vice President at Mellon
                                      Bank Corporation.

Kelly A. Morgan          1997         Employed as an investment
Senior Vice President                 professional by Putnam
                                      Management since
                                      December, 1996.  Prior to
                                      December, 1996, Ms.
                                      Morgan was Senior Vice
                                      President of Alliance
                                      Capital Management L.P.







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